SCHEDULE OF UNUTILIZED TAX LOSSES (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
At beginning of year	$ 4,501,000	$ 3,016,000	$ 1,741,000
Addition	2,517,000	1,485,000	1,275,000
Over-provision in respect of prior years	(233,000)
At end of year	6,785,000	4,501,000	3,016,000
At beginning of year	1,218,000	776,000	789,000
(Utilization)/Addition	206,000	442,000	(13,000)
Over-provision in respect of prior years	(279,000)
At end of year	1,145,000	1,218,000	776,000
Total	7,930,000	5,719,000	3,792,000
Unrecorded approximate deferred tax benefits @ 17%	$ 1,348,000	$ 972,000	$ 645,000